Derivative Financial Instruments and Hedging Activities - Schedule of Other Income (Expense), Net Related to Derivative Financial Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gains (losses) on economic hedges	$ (738)	$ (6)	$ (1,613)	$ (374)	$ (661)		$ (2,861)		$ 7,331
Ineffectiveness of cash flow hedges					0		(657)		41
Write-off of losses in AOCL for a discontinued hedge relationship	(523)	(408)	(6,916)	(1,580)	(1,982)	[1]	(10,816)	[1]	(4,633)	[1]
Write-off of losses in AOCL for hedge of a financing facility assumed by HLSS					0		0		(5,958)
Gain (Loss) on Derivative, Net	$ (1,261)	$ (414)	$ (8,529)	$ (1,954)	$ (2,643)		$ (14,334)		$ (3,219)

[1]	Includes the write off in 2012 and 2013 of the remaining unamortized losses when a borrowing under the related advance financing facility was repaid in full, and the facility was terminated.